Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	118 Months Ended
	Jul. 31, 2025	Jul. 31, 2025	Jul. 31, 2025
C000156214
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Virtus Reaves Utilities ETF
Without Sales Load [Member] | C000156214
Average Annual Return [Line Items]
Average Annual Return, Percent	53.98%	18.52%	15.42%
S&P 500® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent	16.33%	15.88%	14.77%
S&P 500® Utilities Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Utilities Index
Average Annual Return, Percent	21.26%	10.54%	11.12%